Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
March 31, 2024

See accompanying notes to schedule of investments.
(Amounts in thousands)
Value as of
Par/Shares Description Acquisition Date March 31, 2024
Private Real Estate - 84 . 0%
Equity - 20.7%
Development - 12.7%
N/A Income 1 TRS, LLC | Various locations  (Cost $66,099)
 (1)(2)(3)(4)
03/31/22 $ 76,020
Land - 0.6%
N/A 1550 South Fairfax, LLC  (Cost $3,750)
 (2)(3)(4)
01/10/24 $ 3,400
Multifamily - 7.4%
N/A 23Hundred JV LP | Plano, TX  (Cost $4,232)
 (2)(3)
03/31/22 $ 7,227
N/A FR MP Brandon Glen JV, LLC | Conyers, GA  (Cost $8,634)
 (2)(3)(4)
03/31/22 10,989
N/A Fundrise Insight Two LLC | Arlington, VA  (Cost $1)
 (1)(2)(3)(4)
03/31/22 1
N/A Liberty Hills JV, LP | Houston, TX  (Cost $7,031)
 (2)(3)
03/31/22 7,352
N/A Luxe JV, LP | Tampa, FL  (Cost $7,670)
 (2)(3)
03/31/22 7,807
N/A Presley JV, LP | Charlotte, NC  (Cost $4,852)
 (2)(3)
03/31/22 5,060
N/A The View JV LP | Lewisville, TX  (Cost $6,105)
 (2)(3)
03/31/22 6,334
Total Multifamily (Cost $38,525) $ 44,770
Total Equity (Cost $108,374) $ 124,190
Mezzanine Debt - 5.2%
Multifamily - 5.2%
$ 16,423 NexMetro Grand Member, LLC | El Mirage, AZ, 10.55%, 10.55% PIK, 10/20/24
(Cost $20,651)
 (2)(3)(5)
03/31/22 $ 20,588
1,415 NexMetro Palomino Member, LLC | Glendale, AZ, 10.25% + SOFR, 15.58% PIK,
08/28/26 (Cost $1,478)
 (1)(2)(3)(5)(6)
02/28/23 1,482
1,023 NexMetro Vista Norte Member, LLC | Anthem, AZ, 10.25% + SOFR, 15.58% PIK,
06/23/26 (Cost $1,050)
 (1)(2)(3)(5)(6)
12/23/22 1,052
7,067 RSE Boat Club Investor, LLC | Fort Worth, TX, 10.25% + SOFR, 15.58% PIK,
09/27/25 (Cost $8,112)
 (2)(3)(5)(6)
09/27/22 8,115
Total Multifamily (Cost $31,291) $ 31,237
Total Mezzanine Debt (Cost $31,291) $ 31,237
Preferred Equity - 19.7%
Hospitality - 0.4%
$ 2,229 Y Hotel Leveraged Lender, LLC | Pittsburgh, PA, 15.50%, 11/13/19
(Cost $2,229)
 (2)(3)(4)(7)
03/31/22 $ 2,150
Multifamily - 19.3%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26
(Cost $4,500)
 (2)(3)
03/31/22 $ 4,504
6,820 C V Fort Meyers Investor, LLC | Fort Meyers, FL, 10.50%, 2.50% PIK, 07/08/24
(Cost $8,941)
 (2)(3)(5)
03/31/22 8,941
16,393 Encore Narcoossee , LLC | Orlando, FL, 9.85%, 9.85% PIK, 12/29/25
(Cost $17,720)
 (2)(3)(5)
06/29/22 17,734
6,835 Fort Myers Reef Holdings, LLC | Fort Meyers, FL, 10.90%, 4.07% PIK, 09/01/28
(Cost $9,113)
 (1)(2)(3)(5)
03/31/22 9,139
3,600 Fundrise Busbee Investor, LLC | Asheville, NC, 15.00%, 11.00% PIK, 12/04/28
(Cost $3,733)
 (1)(2)(3)(5)
12/04/23 3,748
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00%, 13.00% PIK, 09/21/25
(Cost $9,675)
 (2)(3)(5)
11/01/23 9,681
390 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50%, 11.50% PIK, 02/09/27
(Cost $397)
 (1)(2)(3)(5)
02/09/24 398
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00%, 13.00% PIK, 04/08/25
(Cost $8,916)
 (1)(2)(3)(5)
10/19/23 8,920
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00%, 13.00% PIK, 02/05/25
(Cost $11,517)
 (1)(2)(3)(5)
11/15/23 11,518
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00%, 13.00% PIK, 07/05/25
(Cost $7,657)
 (1)(2)(3)(5)
11/15/23 7,660
3,719 RSE Daytona Investor I, LLC | Daytona Beach, FL, 13.50%, 13.50% PIK, 02/05/26
(Cost $4,056)
 (1)(2)(3)(5)
02/09/23 4,069
1,069 RSE Thompson Reserve Investor I, LLC | Scottsdale, AZ, 13.85%, 10.35% PIK,
05/11/26 (Cost $1,117)
 (1)(2)(3)(5)
05/09/23 1,120
16,500 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $16,500)
 (2)(3)
03/31/22 16,543

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2024

See accompanying notes to schedule of investments.
Value as of
Par/Shares Description Acquisition Date March 31, 2024
Multifamily - 19.3% (continued)
$ 10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00%, 9.00% PIK, 01/29/25
(Cost $10,901)
 (2)(3)(5)
03/31/22 $ 10,901
Total Multifamily (Cost $114,743) $ 114,876
Total Preferred Equity (Cost $116,972) $ 117,026
Promissory Notes - 34.0%
Development - 34.0%
$ 3,587 FR Arbor Place, LLC | Douglasville, GA, 9.50%, 07/21/29 (Cost $3,587)
 (1)(2)(3)
03/31/22 $ 3,576
28,160 FR Beeson, LLC | Katy, TX, 8.50%, 08/27/29 (Cost $28,160)
 (1)(2)(3)
03/31/22 28,604
11,733 FR Berry Creek, LLC | Georgetown, TX, 9.50%, 03/09/30 (Cost $11,733)
 (1)(2)(3)
03/31/22 11,632
8,135 FR Berry Hills, LLC | Georgetown, TX, 8.50%, 07/29/30 (Cost $8,135)
 (1)(2)(3)
07/29/22 8,098
5,724 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/30 (Cost $5,724)
 (1)(2)(3)
09/23/22 5,732
6,294 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/30 (Cost $6,294)
 (1)(2)(3)
05/02/22 6,220
13,515 FR Crescent Mills, LLC | Smithfield, NC, 9.00%, 05/03/30 (Cost $13,515)
 (1)(2)(3)
05/03/22 13,384
8,020 FR Eastwood, LLC | Jarrell, TX, 9.00%, 11/17/29 (Cost $8,020)
 (1)(2)(3)
03/31/22 7,974
5,554 FR Holmes, LLC | Myrtle Beach, SC, 8.00%, 05/27/30 (Cost $5,554)
 (1)(2)(3)
05/27/22 5,494
7,682 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/30 (Cost $7,682)
 (1)(2)(3)
07/29/22 7,604
11,462 FR Meadow Park, LLC | Melissa, TX, 9.50%, 09/01/29 (Cost $11,462)
 (1)(2)(3)
03/31/22 11,371
9,474 FR Providence Gardens, LLC | Davenport, FL, 8.50%, 02/24/30 (Cost $9,474)
 (1)(2)(3)
03/31/22 9,435
17,162 FR Swope LB, LLC | Land O' Lakes, FL, 8.00%, 08/31/30 (Cost $17,162)
 (1)(2)(3)
08/31/22 16,941
12,920 FR Swope LH, LLC | Land O' Lakes, FL, 8.50%, 08/31/30 (Cost $12,920)
 (1)(2)(3)
08/31/22 12,903
21,402 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/14/30 (Cost $21,402)
 (1)(2)(3)
06/15/22 21,235
4,268 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/30 (Cost $4,268)
 (1)(2)(3)
08/22/22 4,209
2,124 FR Vaughn Farms, LLC | Conyers, GA, 10.50%, 04/13/29 (Cost $2,124)
 (1)(2)(3)
03/31/22 2,126
5,066 FR Washington Street, LLC | Covington, GA, 9.00%, 11/15/29 (Cost $5,066)
 (1)(2)(3)
03/31/22 5,041
12,426 FR Willow Landing, LLC | Nashville, TN, 9.50%, 09/13/30 (Cost $12,426)
 (1)(2)(3)
09/13/22 12,443
193 FR Wilsons Walk, LLC | Clayton, NC, 9.00%, 10/04/29 (Cost $193)
 (1)(2)(3)
03/31/22 191
9,442 FR Wong Tract, LLC | Austin, TX, 8.50%, 08/31/30 (Cost $9,442)
 (1)(2)(3)
08/31/22 9,437
Total Development (Cost $204,343) $ 203,650
Total Promissory Notes (Cost $204,343) $ 203,650
Senior Debt - 4.4%
Land - 4.4%
$ 19,255 The Station East Owner II, LLC | Union City, CA, 13.75%, 11/20/25
(Cost $19,255)
 (2)(3)
03/31/22 $ 19,294
3,920 The Station East Owner III, LLC | Union City, CA, 15.00%, 09/16/24
(Cost $3,920)
 (1)(2)(3)
05/16/23 3,920
3,000 4927 Washington, LLC | Los Angeles, CA, 12.90%, 04/19/22 (Cost $3,000)
 (2)(3)(4)(7)
03/31/22 3,000
Total Land (Cost $26,175) $ 2 6 ,214
Total Senior Debt (Cost $26,175) $ 26,214
Total Private Real Estate (Cost $487,155) $ 502,317
Common Stock - 4.1%
Mortgage Real Estate Investment Trust - 4.1%
1,249 Annaly Capital Management, Inc. REIT $ 24,589
Total Common Stock (Cost $24,823) $ 24,589
Residential Mortgage-Backed Securities - 8.9%
Non-U.S. Government Agency Issues - 8.9%
$ 14,067 Bridge 2022-SFR1 Trust (E1 Class), 6.30%, 11/17/25
 (8)
$ 13,562
3,254 New Residential Mortgage Loan Trust 2022-SFR2, Series (E2 Class), 4.00%, 09/04/27
 (8)
2,857
22,000 New Residential Mortgage Loan Trust 2022-SFR2, Series (F Class), 4.00%, 09/04/27
 (8)
18,873
14,745 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/27/27
 (8)
14,657
4,000 Progress Residential 2024-SFR1 Trust (E2 Class), 3.85%, 02/17/29
 (8)
3,458
Total Residential Mortgage-Backed Securities (Cost $52,392) $ 53,407

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (Continued)
March 31, 2024

See accompanying notes to schedule of investments.
Value as of
Shares Description March 31, 2024
Short-Term Investments - 4.5%
24,970 Allspring Government Money Market Fund, Select Class, 5.38%
 (9)
$ 24,970
2,011 Northern Institutional U.S. Government Select Portfolio, 5.14%
 (9)
2,011
Total Short-Term Investments (Cost $26,981) $ 26,981
Total investments, at value - 101.5% (Cost $591,351) $ 607,294
Liabilities in excess of other assets - (1.5)% (8,899)
Total Net Assets - 100.0% $ 598,395
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
(1)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(2) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at March 31, 2024 is approximately $502,317 (amount in thousands) and represents 84.0% of net assets.
(4) Non-income producing investment.
(5) Rate disclosed for investments with payment in kind (PIK) interest. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recorded as interest income. Thus, the actual collection of PIK interest may be deferred until the time of debt principal repayment.
(6) This investment has a floating interest rate. Coupon rate, reference index and spread shown at March 31, 2024.
(7) As of March 31, 2024, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-
accrual. The real estate investment is secured by the underlying property.
(8) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at March 31, 2024 is approximately $53,407 (amount in thousands) and represents 8.9% of net assets.
(9) Rate disclosed is representative of the seven-day effective yield as of March 31, 2024.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)
March 31, 2024

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate invesment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ending December 31, 2022, and intends to continue to operate as such. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following the tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Generally, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Adviser, subject to the oversight of the Board, uses various valuation methodologies.
To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2024

Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are typically fair valued based on a discounted cash flow, direct capitalization method or other income approach, or by market approaches like sales comparisons and cost approaches. The Fund accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property.
The Fund’s real estate debt investments in loans, including senior loans, mezzanine loans, and promissory notes, are generally fair valued by the yield method, using a discounted cash flow model that uses current market rates derived from observable market data.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined and the Fund determines the fair value of any other assets and liabilities of the joint venture, the value of the Fund’s interest in the joint venture is then determined.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities are valued by an outside pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board. To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
Common stock securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)
(currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Common stock securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 , in valuing the Fund’s investments carried at fair value
(amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of March 31, 2024 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the
Fund’s determination of fair value.
Level 1 Level 2 Level 3 Total
Private Real Estate Equity $ – $ – $ 124,190 $ 124,190
Private Real Estate Mezzanine Debt – – 31,237 31,237
Private Real Estate Preferred Equity – – 117,026 117,026
Private Real Estate Promissory Notes – – 203,650 203,650
Private Real Estate Senior Debt – – 26,214 26,214
Common Stock 24,589 – – 24,589
Residential Mortgage-Backed Securities – 53,407 – 53,407
Short-Term Investments 26,981 – – 26,981
Total Investments $ 51,570 $ 53,407 $ 502,317 $ 607,294
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation
from an
Increase in
Input
(1)
Private Real Estate Equity $ 124,190 Direct Capitalization Capitalization Rate
(2)
5.0% - 5.8% (5.3%) Decrease
Discounted Cash Flow Discount Rate
(2)
8.5% - 11.8% (10.3%) Decrease
Sales Comparison Approach Price Per Unit ($) $83 - $156 ($119) Increase
Private Real Estate Mezzanine Debt 31,237 Discounted Cash Flow Discount Rate 13.5% - 15.5% (14.2%) Decrease
Private Real Estate Preferred Equity 117,026 Discounted Cash Flow Discount Rate 9.9% - 15.5% (12.0%) Decrease
Liquidation Approach Price Per Unit ($) $102 - $226 ($161) Increase
Private Real Estate Promissory Notes 203,650 Discounted Cash Flow Discount Rate 8.5% - 10.5% (9.4%) Decrease
Private Real Estate Senior Debt 26,214 Discounted Cash Flow Discount Rate 12.0% - 15.0% (12.5%) Decrease
Total Investments
$ 502,317
(1) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2) Represents the significant unobservable inputs used to fair value the financial instruments of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2024

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Affiliated Investments
The Fund invests in one or more affiliated entities. As of March 31, 2024, the investments in affiliates consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund.
During the period ended March 31, 2024, investments in affiliates were as follows (amounts in thousands) :
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior Debt Total
Balance as of December 31, 2023 $ 113,047 $ 29,175 $ 106,723 $ 194,225 $ 36,750 $ 479,920
Purchases 10,259 1,175 8,922 12,000 – 32,356
PIK interest – 919 2,354 – – 3,273
Realized gain (loss) – – – – (85) (85)
Net change in unrealized appreciation/
depreciation 884 (32) 12 432 2 1,298
Sales – – (985) (3,007) (10,453) (14,445)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of March 31, 2024 $ 124,190 $ 31,237 $ 117,026 $ 203,650 $ 26,214 $ 502,317
Net change in unrealized appreciation/
depreciation for the period ended
March 31, 2024 related to Level 3
investments held at March 31, 2024 $ 884 $ (32) $ 12 $ 432 $ 2 $ 1,298
Majority Owned Subsidiary Investment
Private Real Estate
- Equity
Balance
as of
December
31, 2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Return of
Capital
Distribution
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2024
Total
Interest
and
Dividend
Income
Income 1 TRS, LLC $ 69,848 $ 4,800 $ – $ – $ – $ – $ 1,372 $ 76,020 $ –
Total
$ 69,848 $ 4,800 $ – $ – $ – $ – $ 1,372 $ 76,020 $ –
Non-Controlled Affiliated Investments
Balance as
of December
31, 2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2024
Total
Interest
Income
Equity
Fundrise Insight Two, LLC
(1)
$ 1 $ – $ – $ – $ – $ – $ 1 $ –
Mezzanine Debt
NexMetro Palomino Member, LLC
(1)
802 636 – – 40 4 1,482 41
NexMetro Vista Norte Member, LLC
(1)
485 539 – – 26 2 1,052 27
Preferred Equity
Fort Meyers Reef Holdings, LLC
(1)
9,009 – – – 131 (1) 9,139 252
Fundrise Busbee Investor, LLC
(1)
3,631 – – – 102 15 3,748 142
Fundrise Highlands Investor I, LLC
(1)
– 390 – – 7 1 398 10
Fundrise PB Investor I, LLC
(1)
8,634 – – – 286 – 8,920 286
Fundrise PSL Investor I, LLC
(1)
11,152 – – – 370 (4) 11,518 370
Fundrise VB Investor I, LLC
(1)
7,414 – – – 247 (1) 7,660 247
RSE Daytona Investor, LLC
(1)
2,880 1,032 – – 150 7 4,069 150
RSE Thompson Reserve Investor, LLC
(1)
577 520 – – 21 2 1,120 28

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (UNAUDITED)(CONTINUED)
March 31, 2024

Non-Controlled Affiliated Investments (continued)
Balance as
of December
31, 2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2024
Total
Interest
Income
Promissory Notes
FR Arbor Place, LLC $ 3,577 $ – $ – $ – $ – $ (1) $ 3,576 $ 85
FR Beeson, LLC 28,177 – – – – 427 28,604 598
FR Berry Creek, LLC 11,628 – – – – 4 11,632 279
FR Berry Hills, LLC 8,093 – – – – 5 8,098 173
FR Cade’s Bluff, LLC 5,732 – – – – – 5,732 136
FR Castlewood, LLC 1,278 5,000 – – – (58) 6,220 73
FR Clinton Corner, LLC 1,291 – (1,288) – – (3) – 13
FR Crescent Mills, LLC 11,398 2,000 – – – (14) 13,384 273
FR Eastwood, LLC 9,689 – (1,719) – – 4 7,974 209
FR Holmes, LLC 5,492 – – – – 2 5,494 111
FR Legacy Hills, LLC 7,611 – – – – (7) 7,604 163
FR Meadow Park, LLC 11,367 – – – – 4 11,371 272
FR Providence Gardens, LLC 9,437 – – – – (2) 9,435 201
FR Swope LB, LLC 16,937 – – – – 4 16,941 343
FR Swope LH, LLC 12,904 – – – – (1) 12,903 275
FR Tom Miller, LLC 16,165 5,000 – – – 70 21,235 443
FR Trailside, LLC 4,207 – – – – 2 4,209 91
FR Vaughn Farms, LLC 2,127 – – – – (1) 2,126 56
FR Washington Street, LLC 5,040 – – – – 1 5,041 114
FR Willow Landing, LLC 12,445 – – – – (2) 12,443 292
FR Wilsons Walk, LLC 191 – – – – – 191 4
FR Wong Tract, LLC 9,439 – – – – (2) 9,437 201
Senior Debt
The Station East Owner III, LLC 3,920 – – – – – 3,920 149
Total $ 242,730 $ 15,117 $ (3,007) $ – $ 1,380 $ 457 $ 256,677 $ 6,107
(1) Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.